Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Earnings per share [abstract]
Net income (loss) attributable to owners of the Company		R$ (650,196)		R$ 155,467		R$ 548,379
Weighted average number of issued shares	[1]	1,246,180,219		865,660,042		865,660,042
Weighted average number of treasury shares		(572,130)	[1]
Weighted average number of outstanding shares		1,245,608,090		865,660,042	[1]	865,660,042	[1]
Basic earnings (loss) per share - R$		R$ (0.5220)	[2]	R$ 0.1796		R$ 0.6335

[1]	(a) The number of shares and earnings per share already consider the stock split on September 17, 2019 and its retrospective effect.
[2]	(b) As at December 31, 2020, the basic earnings (loss) per share is equal to the diluted one, due to the loss for the year.